Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Temporary Equity) - USD ($) shares in Thousands, $ in Thousands	Total	Series 1 Convertible Preferred Stock	Series 2 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series C-1 Convertible Preferred Stock	Series C-2 Convertible Preferred Stock	Series D Convertible Preferred Stock	Series E Convertible Preferred Stock	Series A-1 Convertible Preferred Stock	2013 Notes Series E Convertible Preferred Stock	2014 Notes Series 1 Convertible Preferred Stock
Balance, beginning at Dec. 31, 2013				$ 9,000	$ 18,155	$ 19,980	$ 15,675	$ 14,983	$ 2
Balance, beginning (in shares) at Dec. 31, 2013				1,393	2,811	2,379	7,203	4,266	1,992
Conversion of notes payable, net of issuance costs	$ 24,655									$ 12,326	$ 12,329
Recapitalization	90,120			$ (9,000)	$ (18,155)	$ (19,980)	$ (15,675)	$ (27,309)	$ (2)
Conversion of notes payable, net of issuance costs (in shares)										3,528	8,813
Recapitalization (in shares)				(1,393)	(2,811)	(2,379)	(7,203)	(7,794)	(1,992)
Gain on extinguishment of convertible debt	378	$ (384)
Sale of convertible preferred stock, net of issuance costs			$ 29,935
Sale of convertible preferred stock, net of issuance costs (in shares)			11,166
Balance, ending at Dec. 31, 2014		$ 11,945	$ 29,935
Balance, ending (in shares) at Dec. 31, 2014		8,813	11,166
Conversion of convertible preferred stock to common stock	$ 41,880	$ (11,945)	$ (29,935)
Conversion of convertible preferred stock to common stock (in shares)		(8,813)	(11,166)
Balance, ending at Dec. 31, 2015		$ 0	$ 0
Balance, ending (in shares) at Dec. 31, 2015		0	0